18. SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT REPORTING

The Company’s chief operating decision maker (“CODM”) has been identified as the CEO, who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company. The Company measures segment income as income from operations less provision for credit losses, interest expenses, interest expenses of related parties, and property and management cost. The reportable segments are components of the Company, which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business. Income tax expenses are not allocated to the segments.

The Company operated three segments: the internet-based business segment, the hotel segment and the office leasing segment.

Discontinued operations have been excluded from the segment information for periods presented.

Year ended December 31, 2017

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	831,630	133,747	58,474	—	1,023,851
Property and management cost	—	98,248	13,782	—	112,030
Reversal of provision for credit losses	(13,443)	—	—	—	(13,443)
Interest expense, related parties	157,295	—	4,746	—	162,041
Interest expense	272,171	35,020	—	—	307,191
Product development expense	82,375	—	—	—	82,375

Segment Income before taxes	333,232	479	39,946	—	373,657
General and administrative	—	—	—	204,077	204,077
Selling and marketing	—	—	—	181,176	181,176
Income (loss) from continuing operations before income taxes	333,232	479	39,946	(385,253)	(11,596)

Year ended December 31, 2016

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	706,160	109,708	60,057	—	875,925
Property and management cost	—	95,974	13,594	—	109,568
Provision for credit losses	116,032	—	—	—	116,032
Interest expense-related parties	37,816	1,619	1,904	—	41,339
Interest expense	221,934	40,350	478	—	262,762
Product development expense	62,647	—	—	—	62,647

Segment Income (loss) before taxes	267,731	(28,235)	44,081	—	283,577
General and administrative	—	—	—	198,787	198,787
Selling and marketing	—	—	—	89,620	89,620
Income (loss) from continuing operations before income taxes	267,731	(28,235)	44,081	(288,407)	(4,830)

Year ended December 31, 2015

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	288,807	101,218	62,953	—	452,978
Property and management cost	—	96,937	12,841	—	109,778
Provision for credit losses	62,376	—	—	—	62,376
Interest expense-related parties	37,584	439	—	—	38,023
Interest expense	103,912	50,490	—	—	154,402
Product development expense	38,325	—	—	—	38,325

Segment Income (loss) before taxes	46,610	(46,648)	50,112	—	50,074
General and administrative	—	—	—	106,932	106,932
Selling and marketing	—	—	—	20,913	20,913
Litigation expense	—	—	—	—	—-
Income (loss) from continuing operations before income taxes	46,610	(46,648)	50,112	(127,845)	(77,771)

The assets of the office leasing segment as of December 31, 2017 and December 31, 2016 amounted to RMB1,307 million and RMB708 million, respectively. The assets of the hotel business segment as of December 31, 2017 and December 31, 2016 amounted to RMB1,033 million and RMB1,089 million, respectively. The assets of the internet-based business segment as of December 31, 2017 and December 31, 2016 amounted to RMB 4,326 million and RMB5,204 million, respectively. The remaining balances of assets as of December 31, 2017 and December 31, 2016 are RMB92 million and RMB151 million, respectively, which are related to the discontinued operations.